Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative instruments

Derivatives not designated as hedging instruments

Bond swaps

On December 10, 2009, the Company decided to hedge part of the Company’s currency exposure from the 2019 Notes coupon payments related to the Company’s generation of cash flows in Brazilian reais. Therefore in December 2009 ADBV entered into two coupon-only cross-currency interest rate swap agreements (bond swaps) with JP Morgan and Morgan Stanley to convert a portion of the coupons of the 2019 Notes denominated in US dollars to Brazilian reais.

On April 24, 2012 the Company settled these derivatives before their maturity. During fiscal year 2012, the Company made net payments to the counterparties totaling $4,322 and recognized net losses of $1,738 in connection with these agreements. The abovementioned loss is included within “Loss from derivative instruments” in the Company’s consolidated statement of income.

Total equity return swap

The Company is exposed to stock price risk related to ADBV Long-Term Incentive Plan as the underlying liability is tied to the Company’s stock price (see Note 16 for details). As the Company’s stock price changes, such liability is adjusted and the impact is recorded in the Company’s consolidated statement of income within “General and administrative expenses”. On August 13, 2012 the Company entered into a total equity return swap agreement with Goldman Sachs International in order to minimize earnings volatility related to this risk, which was renewed twice and matures on September 12, 2015.

Under the agreement effective as from August 20, 2012, the Company receives (pays) the appreciation (depreciation), plus any dividends, on a notional number of 1,022,551 Class A shares (2,272,551 at the inception) over a reference price of approximately $13.77 per share. The Company in turn pays interests at 3-month LIBOR plus 450 basis points (330 basis points at the inception and 380 between August 2013 and September 2014) over a US dollar notional amount ($31,290 at the inception). The Company may, prior to maturity of the agreement and subject to certain limitations, reduce the notional number of Class A shares underlying the total equity return swap transaction. The counterparty can terminate the swap agreement if (i) the average of the Company’s stock price for any three consecutive exchange business days is less than $5.15 ($7.57 at the inception); or (ii) on any day, there is a decline of 10% or more in the price with respect to the closing price of the preceding business day and the price per share at such time is less than $8.95; or (iii) the consolidated net indebtedness to EBITDA ratio is greater than 3.0 to 1 (2.5 to 1 at the inception).

During fiscal year 2013 the Company reduced the notional number of class A shares underlying the total equity return swap transaction by 1,250,000 shares (equivalent to a notional amount of $17,211). The Company paid $1,731 as settlement of these share reductions (including interests and fees) during fiscal year 2013.

As from September 23, 2014, the Company is required to make a collateral deposit equal to the excess of the mark-to-market above a threshold of $3,000, being $500 the incremental basis. As of December 31, 2014, the collateral amounts to $4,832 and is presented as a current asset within “Collateral deposits”.

The Company has not designated the swap as a hedge under ASC 815. Therefore, the agreement was carried at fair market value in the consolidated balance sheets with changes reported in earnings, within “General and administrative expenses”. The interest portion is recorded within “Net interest expense” in the Company’s consolidated statement of income.

During fiscal years 2014, 2013 and 2012, the Company paid interests amounting to $593, $746 and $318, respectively. See additional disclosures below for further information about this swap.

Derivatives designated as hedging instruments

Forward contracts

The Company has entered into various forward contracts in a few territories in order to hedge a portion of the foreign exchange risk associated with forecasted imports of goods. The effect of the hedges result in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). In relation to these agreements, during fiscal years 2014, 2013 and 2012, the Company purchased a total amount of $30,454, $17,633 and $23,261, respectively. As of December 31, 2014, the Company has forward contracts outstanding with a notional amount of $12,375 that mature during 2015.

Derivatives designated as hedging instruments (continued)

Forward contracts (continued)

The Company made net collections (payments) totaling $1,451, $628 and $(949) during fiscal years 2014, 2013 and 2012, respectively, as a result of the net settlements of these derivatives. See additional disclosures below for further information about these forward contracts.

Cross-currency interest rate swaps

On April 24, 2012, the Company entered into a cross-currency swap agreement with Bank of America to hedge the cash flows of a portion of the 2016 Notes. Pursuant to this agreement, the Company received interests at a fixed rate of 10.25% over a notional amount of 70 million of Brazilian reais and paid interests at a fixed rate of 4.90% over a notional amount of $37,433. This agreement used to mature on July 13, 2016 with exchange of principal. However, it was settled before its maturity.

The Company collected $1,828 and $372 of net interest from the counterparty during fiscal years 2013 and 2012, respectively. On October 4, 2013, the Company settled the swap agreement before its maturity for $9,975. As a result, the Company recorded a loss from the early settlement amounting to $4,187, which was included within “Loss from derivative instruments” in the income statement.

On November 7, 2013, the Company entered into a cross-currency interest rate swap agreement with JP Morgan Chase Bank, N.A., to hedge all the variability in a portion (53.08)% of the principal and interest collections of its BRL intercompany loan receivable with ADBV. All the terms of the swap agreement match the terms of the BRL intercompany loan receivable.  Pursuant to this agreement, the Company receives interests at a fixed rate of 4.38% over a notional amount of 47.3 million of US dollars and pays Brazilian reais interests at a fixed rate of 13% over a notional amount of R$108 million on March 31 and September 30 of each year.  This agreement matures on September 29, 2023 with exchange of principal. The Company paid $3,512 during fiscal year 2014.

See additional disclosures below for further information about these swap agreements.

Additional disclosures

The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2014 and 2013:

		Asset (Liability) Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2014	2013
Derivatives designated as hedging instruments under ASC 815 Derivatives and Hedging
Forward contracts	Other receivables	$857	$383
Cross-currency interest rate swap (i)	Derivative instruments	6,565	(180)
		7,422	203
Derivatives not designated as hedging instruments under ASC 815 Derivatives and Hedging
Total equity return swap (ii)	Derivative instruments	$(8,006)	$(1,378)
		(8,006)	(1,378)
Total derivative instruments		$(584)	$(1,175)

(i)
At December 31, 2014, presented in the consolidated balance sheet as follows: $9,517 as a non-current asset and $2,952 as a current liability. At December 31, 2013, presented in the consolidated balance sheet as follows: $490 as a non-current asset and $670 as a current liability.

(ii)	Presented in the consolidated balance sheet as a current liability.

Additional disclosures (continued)

The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2014 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)(i)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)
Forward contracts	$1,925	$(1,451)	$—
Cross-currency interest rate swap	3,233	(1,341)	—
Total	$5,158	$(2,792)	$—

(i)
The gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net gain recognized in income related to the cross-currency interest rate swaps is presented in the consolidated income statement as follows: a gain of $5,084 as an adjustment to foreign exchange results and a loss of $3,743 as an adjustment to net interest expense.

Derivatives Not Designated as Hedging Instruments	Loss Recognized in Income on Derivative instruments
Total equity return swap (ii)	$(7,221)
Others (iii)	(685)
Total	$(7,906)

(ii)	A $6,861 loss is recorded within “General and administrative expenses” and a $360 loss within “Net interest expense” in the Company’s consolidated statement of income.

(iii)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2013 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)(i)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)(ii)
Forward contracts	$1,011	$(628)	$—
Settled cross-currency interest rate swap	(294)	1,436	(4,187)
Outstanding cross-currency interest rate swap	(180)	(972)	—
Total	$537	$(164)	$(4,187)

(i)
The gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swaps is presented in the consolidated income statement as follows: a loss of $921 as an adjustment to foreign exchange results and a gain of $457 as an adjustment to net interest expense.

(ii)
Related to the loss incurred in connection with the settlement of the cross-currency interest rate swap agreement before its maturity. This result is recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

Additional disclosures (continued)

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments
Total equity return swap (iii)	$97
Others (iv)	46
Total	$143

(iii)	A $630 gain is recorded within “General and administrative expenses” and a $533 loss within “Net interest expense” in the Company’s consolidated statement of income.

(iv)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2012 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)(i)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)
Forward contracts	$(901)	$949	$—
Settled cross-currency interest rate swap	(3,294)	2,152	—
Total	$(4,195)	$3,101	$—

(i)
The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is presented in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments (i)
Bond swaps (i)	$(1,738)
Total equity return swap (ii)	(4,270)
Others (i)	847
Total	$(5,161)

(i)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

(ii)	A $4,111 loss is recorded within “General and administrative expenses” and a $159 loss within “Net interest expense” in the Company’s consolidated statement of income.